Shareholders equity - Other reserves (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Equity at beginning of period			R$ 32,415,575	R$ 44,810,300
Exchange rate variations on conversion of financial information of the subsidiaries abroad	R$ 7,256	R$ 20,218	(105,804)	22,272
Equity at end of period	43,271,305	40,614,195	43,271,305	40,614,195
Other reserves
Disclosure of classes of share capital [line items]
Equity at beginning of period			1,348,796	1,538,296
Equity at end of period	R$ 945,642	R$ 1,526,009	R$ 945,642	R$ 1,526,009